Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000017646
Shareholder Report [Line Items]
Fund Name	LSV Value Equity Fund
Class Name	Institutional Class Shares
Trading Symbol	LSVEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the LSV Value Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/value-equity-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/value-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Value Equity Fund, Institutional Class Shares	$77	0.67%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.67%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV Value Equity Fund, Institutional Class Shares - $226614	Russell 1000 Index (USD)* - $332059	Russell 1000 Value Index (USD) - $233918
Oct/14	$100000	$100000	$100000
Oct/15	$101304	$104865	$100529
Oct/16	$105061	$109327	$106934
Oct/17	$131265	$135203	$125948
Oct/18	$129270	$144638	$129770
Oct/19	$138771	$165107	$144321
Oct/20	$120422	$183047	$133403
Oct/21	$181291	$262694	$191776
Oct/22	$174032	$219670	$178357
Oct/23	$173287	$240503	$178595
Oct/24	$226614	$332059	$233918

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
LSV Value Equity Fund, Institutional Class Shares	30.77%	10.31%	8.52%
Russell 1000 Index (USD)*	38.07%	15.00%	12.75%
Russell 1000 Value Index (USD)	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,383,173,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 7,762
InvestmentCompanyPortfolioTurnover	26.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	0.9%
Real Estate	1.0%
Utilities	2.2%
Materials	2.6%
Energy	5.7%
Communication Services	7.9%
Consumer Staples	8.7%
Consumer Discretionary	8.8%
Information Technology	11.7%
Industrials	12.6%
Health Care	16.0%
Financials	21.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/value-equity-fund/
C000142889
Shareholder Report [Line Items]
Fund Name	LSV Value Equity Fund
Class Name	Investor Class Shares
Trading Symbol	LVAEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the LSV Value Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.lsvasset.com/value-equity-fund/. You can also request this information by contacting us at 888-386-3578.
Additional Information Phone Number	888-386-3578
Additional Information Website	https://www.lsvasset.com/value-equity-fund/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Value Equity Fund, Investor Class Shares	$106	0.92%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.92%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	LSV Value Equity Fund, Investor Class Shares - $22100	Russell 1000 Index (USD)* - $33206	Russell 1000 Value Index (USD) - $23392
Oct/14	$10000	$10000	$10000
Oct/15	$10103	$10486	$10053
Oct/16	$10450	$10933	$10693
Oct/17	$13030	$13520	$12595
Oct/18	$12797	$14464	$12977
Oct/19	$13707	$16511	$14432
Oct/20	$11865	$18305	$13340
Oct/21	$17817	$26269	$19178
Oct/22	$17058	$21967	$17836
Oct/23	$16946	$24050	$17860
Oct/24	$22100	$33206	$23392

Average Annual Return [Table Text Block]

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	10 Years
LSV Value Equity Fund, Investor Class Shares	30.41%	10.02%	8.25%
Russell 1000 Index (USD)*	38.07%	15.00%	12.75%
Russell 1000 Value Index (USD)	30.98%	10.14%	8.87%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,383,173,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 7,762
InvestmentCompanyPortfolioTurnover	26.00%
Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Repurchase Agreement	0.9%
Real Estate	1.0%
Utilities	2.2%
Materials	2.6%
Energy	5.7%
Communication Services	7.9%
Consumer Staples	8.7%
Consumer Discretionary	8.8%
Information Technology	11.7%
Industrials	12.6%
Health Care	16.0%
Financials	21.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	888-386-3578
Updated Prospectus Web Address	https://www.lsvasset.com/value-equity-fund/